Revenues and Contract Costs - Narrative (Details) $ in Billions	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Percentage of retail postpaid connections with fixed-term service plans	14.00%	19.00%
Number of reportable segments | segment	2
Revenues from leasing arrangements, captive reinsurance arrangements and interest on equipment financed	$ 4.5
Contract assets impairment charge	0.1
Amortization of deferred contract costs	2.0
Media Business
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	7.7
Telematics Business Branded Verizon Connect
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 1.0
Wireless
Disaggregation of Revenue [Line Items]
Percentage of month-to-month contracts of total service contracts	86.00%
Wireline
Disaggregation of Revenue [Line Items]
Percentage of month-to-month contracts of total service contracts	56.00%